Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated August 30, 2024
to the currently effective Summary Prospectus, Prospectus, and Statement of Additional
Information (the “SAI”) for the iShares Environmentally Aware Real Estate ETF (ERET) (the “Fund”)
The following changes for the Fund are expected to take effect on or around September 20, 2024:
Change to the Fund’s “Principal Investment Strategies”
The second, third and fourth paragraphs of the section entitled “Principal Investment Strategies” of the Summary Prospectus and Prospectus shall be deleted in their entirety and replaced with the following:
Green certification is defined as the percentage of building area owned by an issuer that has a LEED or BREEAM certification, as confirmed by a third-party data provider.
Energy usage is defined as the estimated energy usage, measured in kilowatt hours per square foot, of net leasable area owned by an issuer. A third-party data provider estimates energy usage based on factors including building location and size, primary property type, year built and time period of estimation.
The carbon emission intensity metric is calculated based on total carbon emissions, measured in metric tons of carbon dioxide-equivalent, for the buildings owned by the issuer. A third-party data provider estimates Scope 1, 2 and 3 emissions, which include both landlord and tenant emissions, for each building based on the types of energy used by similar types of buildings in the geographic area. Scope 1 emissions are direct greenhouse gas (“GHG”) emissions from fuels that are used by a building on‑site. Scope 2 emissions are emissions from fuels that are burned off‑site to deliver energy to a building, mainly emissions from electricity use. Scope 3 emissions are other emissions that an issuer generates indirectly, such as emissions from tenants, transportation, waste generation and disposal, supply chain, and purchased products. The emissions are then scaled by the issuer’s enterprise value including cash (i.e., the sum of market capitalization at fiscal year‑end, preferred stock, minority interests, total debt, and cash and cash equivalents).
The seventh paragraph of the section entitled “Principal Investment Strategies” of the Summary Prospectus and Prospectus shall be deleted in its entirety and replaced with the following:
The Underlying Index is reviewed and reconstituted annually in September, with the business involvement and UNGC controversy screens applied quarterly.
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Environmentally Aware Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated August 30, 2024
to the currently effective Summary Prospectus, Prospectus, and Statement of Additional
Information (the “SAI”) for the iShares Environmentally Aware Real Estate ETF (ERET) (the “Fund”)
The following changes for the Fund are expected to take effect on or around September 20, 2024:
Change to the Fund’s “Principal Investment Strategies”
The second, third and fourth paragraphs of the section entitled “Principal Investment Strategies” of the Summary Prospectus and Prospectus shall be deleted in their entirety and replaced with the following:
Green certification is defined as the percentage of building area owned by an issuer that has a LEED or BREEAM certification, as confirmed by a third-party data provider.
Energy usage is defined as the estimated energy usage, measured in kilowatt hours per square foot, of net leasable area owned by an issuer. A third-party data provider estimates energy usage based on factors including building location and size, primary property type, year built and time period of estimation.
The carbon emission intensity metric is calculated based on total carbon emissions, measured in metric tons of carbon dioxide-equivalent, for the buildings owned by the issuer. A third-party data provider estimates Scope 1, 2 and 3 emissions, which include both landlord and tenant emissions, for each building based on the types of energy used by similar types of buildings in the geographic area. Scope 1 emissions are direct greenhouse gas (“GHG”) emissions from fuels that are used by a building on‑site. Scope 2 emissions are emissions from fuels that are burned off‑site to deliver energy to a building, mainly emissions from electricity use. Scope 3 emissions are other emissions that an issuer generates indirectly, such as emissions from tenants, transportation, waste generation and disposal, supply chain, and purchased products. The emissions are then scaled by the issuer’s enterprise value including cash (i.e., the sum of market capitalization at fiscal year‑end, preferred stock, minority interests, total debt, and cash and cash equivalents).
The seventh paragraph of the section entitled “Principal Investment Strategies” of the Summary Prospectus and Prospectus shall be deleted in its entirety and replaced with the following:
The Underlying Index is reviewed and reconstituted annually in September, with the business involvement and UNGC controversy screens applied quarterly.
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.